INCOME TAXES - Disclosure of detailed information about significant temporary differences, unused tax credits, and unused tax losses (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Unrecognized deferred tax assets	$ 6,687,911	$ 5,948,679
Expiry 2026 To 2040 [Member]
Deferred tax assets:
Unrecognized deferred tax assets	24,874,999
No expiry date [Member]
Deferred tax assets:
Unrecognized deferred tax assets	12,931,442
Mineral expenditures and other capital assets [Member] | Expiry 2026 To 2040 [Member]
Deferred tax assets:
Unrecognized deferred tax assets	0
Mineral expenditures and other capital assets [Member] | No expiry date [Member]
Deferred tax assets:
Unrecognized deferred tax assets	7,369,803
Share issue costs [Member] | Expiry 2026 To 2040 [Member]
Deferred tax assets:
Unrecognized deferred tax assets	1,494,433
Share issue costs [Member] | No expiry date [Member]
Deferred tax assets:
Unrecognized deferred tax assets	0
Non-capital losses and others [Member] | Expiry 2026 To 2040 [Member]
Deferred tax assets:
Unrecognized deferred tax assets	23,380,566
Non-capital losses and others [Member] | No expiry date [Member]
Deferred tax assets:
Unrecognized deferred tax assets	$ 5,561,369